EQUITY - Non-controlling interests (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-controlling interests
Shareholders equity attributable to non controlling interests	$ 34,694,887	$ 28,142,508	$ 25,269,755
Income attributable to non controlling interests	3,070,077	2,961,345	2,333,518
Total current assets	981,771,027	1,161,729,392	990,986,123
Total non-current assets	1,939,749,862	1,848,971,215	1,955,120,524
Total current liabilities	692,871,296	949,245,134	529,567,279
Total non-current liabilities	1,307,664,179	1,178,052,821	1,315,125,809
Net sales	2,618,437,052	2,656,878,395	2,216,732,593
Net income	$ 174,511,487	$ 128,458,987	$ 157,031,668
Embotelladora del Atlantico S.A.
Non-controlling interests
Non controlling interest percentage	0.0171%	0.0171%	0.0171%
Shareholders equity attributable to non controlling interests	$ 23,516	$ 36,451	$ 33,794
Income attributable to non controlling interests	4,067	6,410	3,463
Total current assets	79,240,262	132,214,927	107,589,399
Total non-current assets	186,371,255	243,866,619	209,051,488
Total current liabilities	105,077,757	138,653,369	98,942,717
Total non-current liabilities	22,626,937	23,668,595	19,520,634
Net sales	445,970,004	664,003,032	517,466,510
Net income	$ 23,848,440	$ 37,589,788	$ 20,307,709
Andina Empaques Argentina S.A.
Non-controlling interests
Non controlling interest percentage	0.0209%	0.0209%	0.0209%
Shareholders equity attributable to non controlling interests	$ 2,735	$ 4,346	$ 3,761
Income attributable to non controlling interests	(243)	(5)	326
Total current assets	9,149,013	16,481,794	13,197,912
Total non-current assets	9,397,856	11,897,459	11,865,984
Total current liabilities	4,907,443	6,679,478	6,210,788
Total non-current liabilities	561,677	915,427	868,253
Net sales	22,146,635	37,915,166	30,750,914
Net income	$ (1,388,032)	$ (25,095)	$ 1,558,476
Paraguay Refrescos S.A.
Non-controlling interests
Non controlling interest percentage	2.1697%	2.1697%	2.1697%
Shareholders equity attributable to non controlling interests	$ 6,421,855	$ 6,177,360	$ 6,331,726
Income attributable to non controlling interests	1,023,763	988,416	885,010
Total current assets	81,710,657	72,297,644	64,121,536
Total non-current assets	277,112,895	269,314,097	279,148,198
Total current liabilities	44,297,696	40,454,954	34,207,817
Total non-current liabilities	18,552,180	16,451,513	17,242,154
Net sales	223,840,648	212,339,131	169,216,180
Net income	47,183,699	45,554,603	40,788,801
VJ S.A.
Non-controlling interests
Total current assets	29,670,457	27,190,771	25,441,586
Total non-current assets	19,914,658	19,346,711	16,832,859
Total current liabilities	20,549,744	20,026,609	17,498,997
Total non-current liabilities	1,839,580	1,228,226	1,756,730
Net sales	80,683,367	85,067,864	64,513,412
Net income	$ 1,655,403	$ 2,637,795	$ 1,428,350
Vital S.A.
Non-controlling interests
Non controlling interest percentage	35.00%	35.00%	35.00%
Shareholders equity attributable to non controlling interests	$ 9,518,527	$ 8,848,927	$ 8,056,551
Income attributable to non controlling interests	$ 579,391	$ 923,228	$ 499,923
Vital Aguas S.A.
Non-controlling interests
Non controlling interest percentage	33.50%	33.50%	33.50%
Shareholders equity attributable to non controlling interests	$ 2,391,066	$ 2,216,115	$ 2,041,837
Income attributable to non controlling interests	168,407	198,195	130,522
Total current assets	7,064,594	7,326,742	5,575,990
Total non-current assets	5,272,662	5,516,881	5,789,335
Total current liabilities	5,061,919	6,073,685	4,934,841
Total non-current liabilities	137,827	154,669	335,449
Net sales	22,338,380	22,026,721	16,005,176
Net income	$ 502,706	$ 591,626	$ 389,619
Envases Central S.A.
Non-controlling interests
Non controlling interest percentage	40.73%	40.73%	40.73%
Shareholders equity attributable to non controlling interests	$ 7,491,638	$ 6,669,936	$ 5,738,008
Income attributable to non controlling interests	758,514	999,807	750,192
Total current assets	20,446,648	22,918,372	17,976,170
Total non-current assets	21,015,727	22,057,335	20,945,892
Total current liabilities	16,775,490	21,712,326	20,091,524
Total non-current liabilities	6,293,557	6,887,495	4,742,707
Net sales	92,778,313	100,227,739	77,475,816
Net income	$ 1,862,293	$ 2,454,710	$ 1,841,867
Re-Ciclar S.A.
Non-controlling interests
Non controlling interest percentage	40.00%	40.00%	40.00%
Shareholders equity attributable to non controlling interests	$ 8,845,550	$ 4,189,373	$ 3,064,078
Income attributable to non controlling interests	536,178	(154,706)	64,082
Total current assets	6,613,813	14,595,558	4,135,677
Total non-current assets	26,500,107	5,626,492	3,560,269
Total current liabilities	1,596,354	382,408	35,751
Total non-current liabilities	9,403,691	9,366,211
Net income	$ 1,340,445	$ (386,764)	$ 160,195